Accounting for Transfers and Servicing of Financial Assets and Variable Interest Entities - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Minimum [Member]
Variable Interest Entity [Line Items]
Aggregate amount of investments in unconsolidated VIEs	$ 1,000,000	$ 1,000,000
Maximum [Member]
Variable Interest Entity [Line Items]
Aggregate amount of investments in unconsolidated VIEs	53,000,000	37,000,000
Conduit [Member]
Variable Interest Entity [Line Items]
Assets related to consolidated VIEs	35,000,000	116,000,000
Tender Option Bond Program [Member]
Variable Interest Entity [Line Items]
Assets related to consolidated VIEs	2,900,000,000	4,600,000,000
Liabilities related to consolidated VIEs	2,700,000,000	4,600,000,000
Community Development and Tax Advantaged Investments [Member]
Variable Interest Entity [Line Items]
Federal and state income tax credits recognized in tax expense	773,000,000	758,000,000	683,000,000
Expense related to investments	771,000,000	934,000,000	805,000,000
Expenses related to investments recognized in tax expense	258,000,000	297,000,000	282,000,000
Investment tax credits	937,000,000	780,000,000	200,000,000
Assets related to consolidated VIEs	2,700,000,000	2,500,000,000
Liabilities related to consolidated VIEs	2,000,000,000	1,800,000,000
Investment carrying amount	4,259,000,000	4,178,000,000
Maximum exposure to loss	8,393,000,000	7,390,000,000
Private Investment Funds and Partnerships [Member]
Variable Interest Entity [Line Items]
Investment carrying amount	94,000,000	98,000,000
Maximum exposure to loss	$ 105,000,000	$ 107,000,000